Segment Disclosures Recon from Segment to Consolidated - Revenues (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Segment revenues [Line Items]
Revenues	$ 8,201	$ 8,686	$ 8,031
Other financial information:
Additions to long-lived assets	2,911	3,171	2,814
Proportional Modified EBITDA Equity Method Investments	746	770	795
Intersegment Eliminations [Member]
Segment revenues [Line Items]
Revenues	(280)	(488)	(518)
Other financial information:
Additions to long-lived assets	0	0	0
Proportional Modified EBITDA Equity Method Investments	0	0	0
Operating Segments [Member] | Transmission And Gulf Of Mexico [Member]
Segment revenues [Line Items]
Revenues	3,640	3,447	3,196
Other financial information:
Additions to long-lived assets	1,341	2,379	2,095
Proportional Modified EBITDA Equity Method Investments	177	183	264
Operating Segments [Member] | Northeast G And P [Member]
Segment revenues [Line Items]
Revenues	1,500	1,283	1,163
Other financial information:
Additions to long-lived assets	1,245	477	460
Proportional Modified EBITDA Equity Method Investments	454	493	452
Operating Segments [Member] | West [Member]
Segment revenues [Line Items]
Revenues	3,311	4,410	3,786
Other financial information:
Additions to long-lived assets	304	279	227
Proportional Modified EBITDA Equity Method Investments	115	94	79
Operating Segments [Member] | Other [Member]
Segment revenues [Line Items]
Revenues	30	34	404
Other financial information:
Additions to long-lived assets	21	36	32
Proportional Modified EBITDA Equity Method Investments	0	0	0
Service [Member]
Segment revenues [Line Items]
Revenues	5,933	5,502	5,312
Service [Member] | Transmission And Gulf Of Mexico [Member]
Segment revenues [Line Items]
Revenues	3,261	2,904	2,675
Service [Member] | Northeast G And P [Member]
Segment revenues [Line Items]
Revenues	1,291	935	837
Service [Member] | West [Member]
Segment revenues [Line Items]
Revenues	1,364	1,641	1,773
Service [Member] | Other [Member]
Segment revenues [Line Items]
Revenues	17	22	27
Service [Member] | Intersegment Eliminations [Member]
Segment revenues [Line Items]
Revenues	(110)	(102)	(83)
Service [Member] | Intersegment Eliminations [Member] | Transmission And Gulf Of Mexico [Member]
Segment revenues [Line Items]
Revenues	(50)	(49)	(37)
Service [Member] | Intersegment Eliminations [Member] | Northeast G And P [Member]
Segment revenues [Line Items]
Revenues	(47)	(41)	(35)
Service [Member] | Intersegment Eliminations [Member] | West [Member]
Segment revenues [Line Items]
Revenues	0	0	0
Service [Member] | Intersegment Eliminations [Member] | Other [Member]
Segment revenues [Line Items]
Revenues	(13)	(12)	(11)
Service [Member] | Operating Segments [Member] | Transmission And Gulf Of Mexico [Member]
Segment revenues [Line Items]
Revenues	3,311	2,953	2,712
Service [Member] | Operating Segments [Member] | Northeast G And P [Member]
Segment revenues [Line Items]
Revenues	1,338	976	872
Service [Member] | Operating Segments [Member] | West [Member]
Segment revenues [Line Items]
Revenues	1,364	1,641	1,773
Service [Member] | Operating Segments [Member] | Other [Member]
Segment revenues [Line Items]
Revenues	30	34	38
NonRegulated Service Commodity Consideration [Member]
Segment revenues [Line Items]
Revenues	203	400	0
NonRegulated Service Commodity Consideration [Member] | Intersegment Eliminations [Member]
Segment revenues [Line Items]
Revenues	0	0
NonRegulated Service Commodity Consideration [Member] | Operating Segments [Member] | Transmission And Gulf Of Mexico [Member]
Segment revenues [Line Items]
Revenues	41	59
NonRegulated Service Commodity Consideration [Member] | Operating Segments [Member] | Northeast G And P [Member]
Segment revenues [Line Items]
Revenues	12	20
NonRegulated Service Commodity Consideration [Member] | Operating Segments [Member] | West [Member]
Segment revenues [Line Items]
Revenues	150	321
NonRegulated Service Commodity Consideration [Member] | Operating Segments [Member] | Other [Member]
Segment revenues [Line Items]
Revenues	0	0
Product [Member]
Segment revenues [Line Items]
Revenues	2,065	2,784	2,719
Product [Member] | Transmission And Gulf Of Mexico [Member]
Segment revenues [Line Items]
Revenues	217	174	257
Product [Member] | Northeast G And P [Member]
Segment revenues [Line Items]
Revenues	115	245	264
Product [Member] | West [Member]
Segment revenues [Line Items]
Revenues	1,733	2,365	1,840
Product [Member] | Other [Member]
Segment revenues [Line Items]
Revenues	0	0	358
Product [Member] | Intersegment Eliminations [Member]
Segment revenues [Line Items]
Revenues	(170)	(386)	(435)
Product [Member] | Intersegment Eliminations [Member] | Transmission And Gulf Of Mexico [Member]
Segment revenues [Line Items]
Revenues	(71)	(261)	(227)
Product [Member] | Intersegment Eliminations [Member] | Northeast G And P [Member]
Segment revenues [Line Items]
Revenues	(35)	(42)	(27)
Product [Member] | Intersegment Eliminations [Member] | West [Member]
Segment revenues [Line Items]
Revenues	(64)	(83)	(173)
Product [Member] | Intersegment Eliminations [Member] | Other [Member]
Segment revenues [Line Items]
Revenues	0	0	(8)
Product [Member] | Operating Segments [Member] | Transmission And Gulf Of Mexico [Member]
Segment revenues [Line Items]
Revenues	288	435	484
Product [Member] | Operating Segments [Member] | Northeast G And P [Member]
Segment revenues [Line Items]
Revenues	150	287	291
Product [Member] | Operating Segments [Member] | West [Member]
Segment revenues [Line Items]
Revenues	1,797	2,448	2,013
Product [Member] | Operating Segments [Member] | Other [Member]
Segment revenues [Line Items]
Revenues	$ 0	$ 0	$ 366